SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)		Sep. 30, 2022	Sep. 30, 2021
Leases
Weighted average remaining lease term		2 years 6 months	3 years 11 months 1 day
Weighted average discount rate	[1]	5.00%	5.00%

[1]	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.